Note 17 - Commitments And Contingent Liabilities	12 Months Ended
Mar. 31, 2012
Commitments and Contingencies Disclosure [Text Block]
17.      COMMITMENTS AND CONTINGENT LIABILITIES

The Company is involved in normal claims and other legal proceedings in the ordinary course of business. Except as noted below, the Company is not involved in any litigation or other legal proceedings that, if determined adversely to us, the Company believe would individually or in the aggregate have a material adverse effect on us or our operations.

In December 2001, a class action complaint alleging violations of the federal securities laws in the United States of America was filed against IIJ, naming IIJ, certain of its officers and directors and underwriters of IIJ’s initial public offering as defendants. Similar complaints have been filed against over 300 other issuers that have had initial public offerings since 1998 and such actions have been included in a single coordinated proceeding in the Southern District of New York. An amended complaint was filed on April 24, 2002 alleging, among other things, that the underwriters of IIJ’s initial public offering violated the securities laws (i) by failing to disclose in the offering's registration statement certain alleged compensation arrangements entered into with the underwriters' clients, such as undisclosed commissions or tie in agreements to purchase stock in the aftermarket, and (ii) by engaging in manipulative practices to artificially inflate the price of IIJ's stock in the aftermarket subsequent to the initial public offering. On July 15, 2002, IIJ joined in an 'omnibus' motion to dismiss the amended complaint filed by the issuers and individuals named in the various coordinated cases. On February 19, 2003, the Court ruled on the motions to dismiss. The Court granted IIJ’s motion to dismiss the claims against it under Rule 10b-5 promulgated under the Exchange Act due to the insufficiency of the allegations against IIJ.  The motions to dismiss the claims under Section 11 of the Securities Act were denied for virtually all of the defendants in the consolidated cases, including IIJ. In June 2003, IIJ conditionally approved a proposed partial settlement with the plaintiffs in this matter. IIJ, along with the settling issuer defendants, filed a motion seeking the court's preliminary approval of the settlement. The settlement would have provided, among other things, a release of IIJ and of the individual officer and director defendants for the alleged wrongful conduct in the amended complaint in exchange for a guarantee from IIJ’s insurers regarding recovery from the underwriter defendants and other non-monetary consideration from IIJ. While the partial settlement was pending approval, the plaintiffs continued to litigate against the underwriter defendants. The District Court directed that the litigation proceed with a number of “focus cases” rather than all of the 310 cases that had been consolidated. IIJ’s case is not one of these focus cases. On October 13, 2004, the District Court certified the focus cases as class actions in the ongoing litigation. The underwriter defendants appealed that ruling, and on December 5, 2006, the Court of Appeals for the Second Circuit reversed the District Court’s class certification decision. On April 6, 2007, the Second Circuit denied the plaintiffs’ petition for rehearing, and on May 18, 2007, the Second Circuit denied the plaintiffs’ petition for rehearing en banc. In light of the Second Circuit opinion, liaison counsel for all issuer defendants, including IIJ, informed the District Court that the settlement could not be approved, because the defined settlement class, like the litigation class, could not be certified. On June 25, 2007, the District Court entered an order terminating the proposed settlement. On August 14, 2007, the plaintiffs filed their second consolidated amended complaints against the six focus cases and on September 27, 2007, again moved for class certification. On November 12, 2007, certain of the defendants in the focus cases moved to dismiss the second consolidated amended class action complaints. On March 26, 2008, the District Court denied the motions to dismiss except as to Section 11 claims raised by those plaintiffs who sold their securities for a price in excess of the initial offering price and those who purchased outside the previously certified class period.  The motion for class certification was withdrawn without prejudice on October 10, 2008. On February 25, 2009, liaison counsel for the plaintiffs informed the District Court that a settlement had been agreed to in principle, subject to formal approval by the parties, and preliminary and final approval by the District Court. On April 2, 2009, a stipulation and agreement of settlement among the plaintiffs, issuer defendants and underwriter defendants was submitted to the District Court for preliminary approval. This global settlement requires no financial contribution from IIJ. The District Court granted the plaintiffs’ motion for preliminary approval and preliminarily certified the settlement classes on June 10, 2009. The settlement fairness hearing was held on September 10, 2009. On October 6, 2009, the District Court entered an opinion granting final approval to the settlement which required no financial obligation from the Company and directing that the Clerk of the Court close the cases. Appeals of the opinion granting final approval were filed, all of which have been dismissed or settled by January 2012. Consequently, there is not a reasonable possibility that a loss may be incurred for our class action lawsuit.

In addition to the foregoing, the Company is involved in litigation and claims arising in the ordinary course of business. In evaluating the matter on an ongoing basis, the Company takes into account amounts already accrued on the balance sheet.  The Company believes that  an exposure to loss does not exist in excess of the amount accrued and the negative adverse outcome of such litigation and claims would not have a significant impact on the consolidated financial position or results of operations.

On September 1, 2010, IIJ-Global entered into a Solutions Engagement Agreement with IBM Japan Ltd,   IIJ-Global’s largest sales partner. This agreement, which establishes the basis for a procurement relationship between IIJ-Global and IBM Japan, contains indemnification for IIJ-Global to perform services, functions, responsibilities and others in a way that were being performed by AT&T Japan.

In May 2006, January 2007 and January 2008, IIJ made agreements (three agreements in total) for investing in funds which invest in mainly unlisted stocks with an investment advisory company. IIJ committed to provide up to $5 million for each fund ($15 million in total) upon the request of the fund until June 30, 2020. IIJ has provided a total of ¥1,000,000 thousand ($12,134 thousand) to them as of March 31, 2012. The amounts invested in their funds were recorded as other investments in the Company’s consolidated balance sheets.